Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2023
VIP Investment Grade Bond Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.96%)
Past 5 years	0.64%
Past 10 years	1.53%
VIP Investment Grade Bond Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.03%)
Past 5 years	0.54%
Past 10 years	1.44%
VIP Investment Grade Bond Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.21%)
Past 5 years	0.38%
Past 10 years	1.28%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%